FINANCIAL INSTRUMENTS - Effects of Derivatives on AOCI (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gain (loss) recognized in OCI, cash flow hedges	$ 13	$ 8	$ 34	$ (111)	$ 31
Gain (loss) recognized in OCI, net investment hedges	$ 2	$ (5)	$ (8)	$ 16	$ 2